Employee Benefits, Fair Value Level 3 Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution retirement plan expense	$ 1,100	$ 1,100	$ 1,100
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	12,061
Fair value of plan assets at end of year	11,581	12,061
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	12	16
Gains (losses)	6	(1)
Purchases, sales and settlements (net)	(8)	(4)
Transfer into/(out of) Level 3	1	1
Fair value of plan assets at end of year	11	12	16
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	549	540
Fair value of plan assets at end of year	550	549	540
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	24	24
Gains (losses)	0	0
Purchases, sales and settlements (net)	0	0
Transfer into/(out of) Level 3	0	0
Fair value of plan assets at end of year	$ 24	$ 24	$ 24
Wells Fargo And Company 401(k) Plan [Member] | United States [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Service period for employee to be eligible to contribute to 401(k) plan	1 month	1 month
Percentage of employee contribution	50.00%	50.00%
Service period for employees to be eligible for company matching contributions, employed in benefit-eligible position on December 15	1 year
Service period for employee to be eligible for company matching contributions		1 year
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Maximum [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Percentage of employer match (up to 6%)	6.00%	6.00%
Percentage of discretionary profit sharing contribution (up to 4%)		4.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees hired 12/31/2020 and prior [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Profit sharing contribution, vesting percentage	100.00%	100.00%
Matching contribution, no vesting period, vesting percentage	100.00%	100.00%
Profit sharing contribution, vesting period	3 years	3 years
Matching contribution, vesting period	0 days	0 days
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees hired after 12/31/2020 [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Profit sharing contribution, vesting percentage	100.00%
Matching contribution, vesting after three years, vesting percentage	100.00%
Profit sharing contribution, vesting period	3 years
Matching contribution, vesting period	3 years
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees With Annual Compensation Of Less Than $75,000 [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Percentage of non-discretionary profit sharing contribution (up to 1%)	1.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees with annual compensation of less than $150,000 [Member] | Maximum [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Percentage of discretionary profit sharing contribution (up to 4%)	4.00%